Payden Global Low Duration Fund
1
Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (95%)
Australia (USD) (1%
)
185,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.694%), 1.20%,
10/14/25 (a)(b) $ 173
515,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.020%), 2.62%, 11/28/23 (a)(b) 515
200,000 NBN Co. Ltd. 144A, 0.88%, 10/08/24 (a) 187
875
Bermuda (USD) (1%
)
250,000 Bellemeade RE Ltd. 2021-3A 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.000%), 2.51%, 9/25/31 (a)(b) 246
250,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.550%), 3.06%, 4/25/34 (a)(b) 248
199,441 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 2.76%, 1/25/34 (a)(b) 198
150,000 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 3.11%, 4/25/34 (a)(b) 146
150,000 Triton Container International Ltd. 144A,
0.80%, 8/01/23 (a) 144
982
Brazil (USD) (1%
)
200,000 Banco Bradesco SA 144A, 2.85%, 1/27/23 (a) 199
260,000 Itau Unibanco Holding SA 144A, 2.90%,
1/24/23 (a) 259
458
Canada (CAD) (2%
)
628,871 BMW Canada Auto Trust 2021-1A 144A,
0.50%, 7/20/24 CAD (a)(c) 482
112,834 Ford Auto Securitization Trust 2020-AA 144A,
0.89%, 8/15/24 CAD (a)(c) 87
376,866 GMF Canada Leasing Trust 2020-1A 144A,
1.05%, 11/20/25 CAD (a)(c) 293
250,000 MBarc Credit Canada Inc. 2021-AA 144A,
0.63%, 5/15/24 CAD (a)(c) 192
1,054
Canada (USD) (4%
)
340,000 Bank of Nova Scotia , 3.45%, 4/11/25  338
350,000 Canadian Imperial Bank of Commerce , 3.30%,
4/07/25  346
300,000 Canadian Imperial Bank of Commerce , 3.95%,
8/04/25  301
550,000 CPPIB Capital Inc. 144A, 3.00%, 6/13/24 (a) 548
95,000 Enbridge Inc. , 2.15%, 2/16/24  93
70,000 goeasy Ltd. 144A, 5.38%, 12/01/24 (a) 66
260,000 National Bank of Canada , (U.S. Secured
Overnight Financing Rate + 1.009%), 3.75%,
6/09/25 (b) 259
250,000 Ontario Teachers' Finance Trust 144A, 0.38%,
9/29/23 (a) 243
250,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 230
340,000 Toronto-Dominion Bank , 3.77%, 6/06/25  342
310,000 TransCanada PipeLines Ltd. , 1.00%, 10/12/24  291
3,057
Principal
or Shares Security Description
Value
(000)
Cayman Islands (USD) (7%
)
200,000 ADCB Finance Cayman Ltd. 144A, 4.00%,
3/29/23 (a) $ 201
362,816 Barings CLO Ltd. 2013-IA 144A, (3 mo. LIBOR
USD + 0.800%), 3.51%, 1/20/28 (a)(b) 358
428,153 BDS 2021-FL8 144A, (1 mo. LIBOR USD +
0.920%), 3.08%, 1/18/36 (a)(b) 424
110,243 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 3.37%,
2/16/37 (a)(b) 110
650,401 Bristol Park CLO Ltd. 2016-1A 144A, (3 mo.
LIBOR USD + 0.990%), 3.50%, 4/15/29 (a)(b) 640
250,000 Greystone CRE Notes Ltd. 2021-HC2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.914%), 3.87%, 12/15/39 (a)(b) 242
139,409 LCM XX LP 20A 144A, (3 mo. LIBOR USD +
1.040%), 3.75%, 10/20/27 (a)(b) 138
550,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo.
LIBOR USD + 1.300%), 3.30%, 7/15/36 (a)(b) 536
963,149 Magnetite VII Ltd. 2012-7A 144A, (3 mo.
LIBOR USD + 0.800%), 3.31%, 1/15/28 (a)(b) 951
65,414 MF1 Ltd. 2020-FL3 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.964%), 4.92%,
7/15/35 (a)(b) 65
244,085 Palmer Square Loan Funding Ltd. 2020-1A
144A, (3 mo. LIBOR USD + 0.800%), 2.28%,
2/20/28 (a)(b) 242
192,224 PFP Ltd. 2019-6 144A, (1 mo. LIBOR USD +
1.450%), 3.45%, 4/14/37 (a)(b) 192
70,000 Seagate HDD Cayman , 4.88%, 3/01/24  70
295,535 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
3.30%, 7/15/38 (a)(b) 293
104,628 Transocean Sentry Ltd. 144A, 5.38%, 5/15/23 (a) 100
470,000 TRTX Issuer Ltd. 2019-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.564%),
3.52%, 10/15/34 (a)(b) 467
5,029
France (USD) (2%
)
420,000 Banque Federative du Credit Mutuel SA 144A,
1.00%, 2/04/25 (a) 390
450,000 BPCE SA 144A, 5.70%, 10/22/23 (a) 455
700,000 Caisse d'Amortissement de la Dette Sociale
144A, 0.38%, 5/27/24 (a) 666
1,511
Germany (USD) (1%
)
600,000 FMS Wertmanagement , 0.38%, 5/06/24 (d) 573
India (USD) (1%
)
500,000 REC Ltd. 144A, 5.25%, 11/13/23 (a) 507
200,000 Shriram Transport Finance Co. Ltd. 144A,
5.10%, 7/16/23 (a) 194
701
Indonesia (USD) (1%
)
395,000 Pelabuhan Indonesia Persero PT 144A, 4.50%,
5/02/23 (a) 396
280,000 Perusahaan Penerbit SBSN Indonesia III 144A,
3.75%, 3/01/23 (a) 282
678

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
Ireland (USD) (1%
)
315,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.15%, 10/29/23  $ 303
280,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.65%, 10/29/24  260
563
Japan (USD) (4%
)
440,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.550%), 0.95%, 7/19/25 (b) 412
200,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.700%), 4.79%, 7/18/25 (b) 202
200,000 NTT Finance Corp. 144A, 4.24%, 7/25/25 (a) 204
290,000 Renesas Electronics Corp. 144A, 1.54%,
11/26/24 (a) 271
250,000 Sumitomo Mitsui Financial Group Inc. , 1.47%,
7/08/25  234
500,000 Sumitomo Mitsui Financial Group Inc. , 2.45%,
9/27/24  486
435,000 Sumitomo Mitsui Trust Bank Ltd. 144A, 0.85%,
3/25/24 (a) 415
400,000 Suntory Holdings Ltd. 144A, 2.25%,
10/16/24 (a) 382
500,000 Takeda Pharmaceutical Co. Ltd. , 4.40%,
11/26/23  504
3,110
Jersey (USD) (0%
)
70,000 Aptiv PLC/Aptiv Corp. , 2.40%, 2/18/25  68
Netherlands (USD) (1%
)
400,000 Mondelez International Holdings Netherlands
BV 144A, 0.75%, 9/24/24 (a) 376
310,000 Stellantis NV , 5.25%, 4/15/23  311
687
New Zealand (USD) (0%
)
280,000 ANZ New Zealand Int'l Ltd. 144A, 2.17%,
2/18/25 (a) 269
Norway (USD) (1%
)
250,000 Aker BP ASA 144A, 2.88%, 1/15/26 (a) 238
500,000 Kommunalbanken AS 144A, 0.25%,
12/08/23 (a) 481
719
Panama (USD) (0%
)
225,000 Intercorp Financial Services Inc. 144A, 4.13%,
10/19/27 (a) 200
Saudi Arabia (USD) (0%
)
200,000 Saudi Arabian Oil Co. 144A, 1.25%,
11/24/23 (a) 194
Spain (USD) (0%
)
200,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.450%), 0.70%, 6/30/24 (b) 193
Supranational (USD) (0%
)
70,000 Taylor Morrison Communities Inc./Taylor
Morrison Holdings II Inc. 144A, 5.63%,
3/01/24 (a) 71
Sweden (USD) (1%
)
700,000 Kommuninvest I Sverige AB 144A, 3.25%,
1/16/24 (a) 702
Principal
or Shares Security Description
Value
(000)
Switzerland (USD) (1%
)
450,000 Credit Suisse Group AG 144A, (3 mo. LIBOR
USD + 1.240%), 4.21%, 6/12/24 (a)(b) $ 445
200,000 UBS Group AG 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.830%), 1.01%, 7/30/24 (a)(b) 194
639
United Kingdom (GBP) (0%
)
150,000 Sage AR Funding No 1 PLC 1A 144A, (Sterling
Overnight Index Average + 1.250%), 1.86%,
11/17/30 GBP (a)(b)(c) 178
United Kingdom (USD) (1%
)
205,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 0.800%),
1.01%, 12/10/24 (b) 195
420,000 British Telecommunications PLC , 4.50%,
12/04/23  423
255,000 Royalty Pharma PLC , 0.75%, 9/02/23  247
865
United States (USD) (64%
)
290,000 7-Eleven Inc. 144A, 0.80%, 2/10/24 (a) 277
370,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
2/15/23 (a) 370
70,000 Avient Corp. 144A, 5.75%, 5/15/25 (a) 70
70,000 Ball Corp. , 4.00%, 11/15/23  70
345,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.330%), 3.38%, 4/02/26 (b) 337
345,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.110%), 3.84%, 4/25/25 (b) 344
415,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.750%), 4.83%, 7/22/26 (b) 422
265,000 Bank of New York Mellon Corp. , (U.S. Secured
Overnight Financing Rate + 1.345%), 4.41%,
7/24/26 (b) 270
14,688,090 Benchmark Mortgage Trust 2018-B6, 0.41%,
10/10/51 (e) 242
95,000 Blackstone Private Credit Fund 144A, 1.75%,
9/15/24 (a) 87
150,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.63%, 12/15/25 (a) 150
600,000 BRSP Ltd. 2021-FL1 144A, (1 mo. LIBOR USD
+ 1.150%), 3.27%, 8/19/38 (a)(b) 584
153,000 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 1.080%), 3.08%,
10/15/36 (a)(b) 150
298,015 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. LIBOR USD + 1.130%), 3.13%,
10/15/37 (a)(b) 286
200,000 BX Trust 2021-ARIA 144A, (1 mo. LIBOR
USD + 0.899%), 2.90%, 10/15/36 (a)(b) 190
2,862,778 Cantor Commercial Real Estate Lending 2019-
CF1, 1.14%, 5/15/52 (e) 154
89,512 CARS-DB4 LP 2020-1A 144A, 2.69%,
2/15/50 (a) 86
476,492 CARS-DB5 LP 2021-1A 144A, 1.44%,
8/15/51 (a) 426
70,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  71

Principal
or Shares Security Description
Value
(000)
148,876 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 4.05%,
6/15/34 (a)(b) $ 141
347,377 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.350%), 4.35%,
6/15/34 (a)(b) 328
265,000 Cheniere Corpus Christi Holdings LLC , 5.88%,
3/31/25  273
55,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (a) 52
190,000 CNH Industrial Capital LLC , 1.95%, 7/02/23  186
30,343 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 2.050%), 4.31%,
1/25/40 (a)(b) 30
23,344 Connecticut Avenue Securities Trust 2019-R06
144A, (1 mo. LIBOR USD + 2.100%), 4.36%,
9/25/39 (a)(b) 23
24,430 Connecticut Avenue Securities Trust 2019-R07
144A, (1 mo. LIBOR USD + 2.100%), 4.36%,
10/25/39 (a)(b) 24
347,784 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 4.41%,
11/25/39 (a)(b) 341
100,000 Connecticut Avenue Securities Trust 2020-SBT1
144A, (1 mo. LIBOR USD + 3.650%), 5.91%,
2/25/40 (a)(b) 99
150,000 Daimler Trucks Finance North America LLC
144A, 1.13%, 12/14/23 (a) 145
150,000 Daimler Trucks Finance North America LLC
144A, 1.63%, 12/13/24 (a) 142
180,000 Daimler Trucks Finance North America LLC
144A, 3.50%, 4/07/25 (a) 177
300,000 DataBank Issuer 2021-2A 144A, 2.40%,
10/25/51 (a) 272
104,000 Devon Energy Corp. , 5.88%, 6/15/28  106
400,000 Diamond Issuer 2021-1A 144A, 2.31%,
11/20/51 (a) 360
13,476 Drive Auto Receivables Trust 2020-2, 1.42%,
3/17/25  13
109,259 Drive Auto Receivables Trust 2020-1, 2.36%,
3/16/26  109
225,000 Energy Transfer LP , 4.25%, 3/15/23  225
70,000 EQT Corp. , 6.13%, 2/01/25  73
700,000 Fannie Mae Connecticut Avenue Securities 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 3.51%,
11/25/41 (a)(b) 647
250,000 First-Citizens Bank & Trust Co. , (3 mo. Term
Secured Overnight Financing Rate + 1.715%),
2.97%, 9/27/25 (b) 241
300,000 Flexential Issuer 2021-1A 144A, 3.25%,
11/27/51 (a) 278
200,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  200
202,129 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 1.850%), 4.11%, 9/25/49 (a)(b) 201
143,568 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 2.36%,
9/25/41 (a)(b) 137
32,557 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 1.700%), 3.96%,
1/25/50 (a)(b) 32
Principal
or Shares Security Description
Value
(000)
48,890 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 4.11%,
2/25/50 (a)(b) $ 49
52,204 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 4.16%,
1/25/50 (a)(b) 52
250,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 6.86%, 12/25/42 (b) 252
246,734 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (1 mo. LIBOR USD +
11.250%), 13.51%, 10/25/29 (b) 256
70,000 Freeport-McMoRan Inc. , 4.55%, 11/14/24  70
245,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 234
210,000 General Motors Financial Co. Inc. , 1.20%,
10/15/24  197
65,000 General Motors Financial Co. Inc. , 3.80%,
4/07/25  64
200,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 182
420,000 Glencore Funding LLC 144A, 4.63%, 4/29/24 (a) 422
110,000 GM Financial Consumer Automobile Receivables
Trust 2020-1, 2.03%, 4/16/25  108
80,000 GM Financial Consumer Automobile Receivables
Trust 2020-1, 2.18%, 5/16/25  79
350,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.730%), 1.76%,
1/24/25 (b) 338
135,000 Golub Capital BDC Inc. , 3.38%, 4/15/24  131
70,000 Graphic Packaging International LLC , 4.13%,
8/15/24  70
125,000 Gray Oak Pipeline LLC 144A, 2.00%,
9/15/23 (a) 122
250,000 GSK Consumer Healthcare Capital U.S. LLC
144A, 3.02%, 3/24/24 (a) 247
70,000 HCA Inc. , 5.38%, 2/01/25  72
205,000 Hyundai Capital America 144A, 1.00%,
9/17/24 (a) 191
175,000 Hyundai Capital America 144A, 1.15%,
11/10/22 (a) 174
250,000 Hyundai Capital America 144A, 1.25%,
9/18/23 (a) 243
130,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.75%, 9/15/24  128
40,000 iStar Inc. , 4.75%, 10/01/24  39
175,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 4.08%, 4/26/26 (b) 175
125,000 Magallanes Inc. 144A, 3.43%, 3/15/24 (a) 123
110,000 Magallanes Inc. 144A, 3.64%, 3/15/25 (a) 108
70,000 Meritage Homes Corp. , 6.00%, 6/01/25  71
335,000 Microchip Technology Inc. , 0.97%, 2/15/24  320
380,000 MMAF Equipment Finance LLC 2020-BA 144A,
0.49%, 8/14/25 (a) 364
360,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.940%), 2.63%, 2/18/26 (b) 347
340,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.160%), 3.62%, 4/17/25 (b)(f) 337
180,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.669%), 4.68%, 7/17/26 (b) 183
312,533 Navient Private Education Refi Loan Trust 2021-
CA 144A, 1.06%, 10/15/69 (a) 287
335,814 Navient Private Education Refi Loan Trust 2021-
FA 144A, 1.11%, 2/18/70 (a) 296

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
137,183 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (a)(e) $ 136
236,418 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(e) 230
180,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 179
355,000 Nissan Motor Acceptance Co. LLC 144A, 1.05%,
3/08/24 (a) 335
85,000 Nissan Motor Acceptance Co. LLC 144A, 1.13%,
9/16/24 (a) 79
534,014 Oak Street Investment Grade Net Lease Fund
2020-1A 144A, 1.85%, 11/20/50 (a) 492
500,000 ONE Mortgage Trust 2021-PARK 144A, (1 mo.
LIBOR USD + 0.700%), 2.70%, 3/15/36 (a)(b) 479
500,000 OneMain Direct Auto Receivables Trust 2022-
1A 144A, 4.65%, 3/14/29 (a) 504
130,000 Owl Rock Capital Corp. , 4.25%, 1/15/26  123
85,000 Owl Rock Technology Finance Corp. 144A,
3.75%, 6/17/26 (a) 77
70,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  68
220,000 Protective Life Global Funding 144A, 3.22%,
3/28/25 (a) 217
145,000 Qorvo Inc. 144A, 1.75%, 12/15/24 (a) 136
70,000 Radian Group Inc. , 6.63%, 3/15/25  71
165,000 Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 146
226,539 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (a) 224
173,288 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 168
200,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 182
180,000 SBA Tower Trust 144A, 1.88%, 1/15/26 (a) 164
249,703 SoFi Professional Loan Program Trust 2021-A
144A, 1.03%, 8/17/43 (a) 229
408,029 SoFi Professional Loan Program Trust 2021-B
144A, 1.14%, 2/15/47 (a) 366
180,000 Southern Co. , 4.48%, 8/01/24  182
70,000 Sprint Communications LLC , 6.00%, 11/15/22  70
350,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (a) 322
168,991 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 3.91%, 4/25/43 (a)(b) 169
250,000 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 3.750%), 6.01%, 4/25/43 (a)(b) 250
150,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 12.76%, 2/25/47 (a)(b) 165
50,000 T-Mobile USA Inc. , 2.25%, 2/15/26  47
55,000 Toll Brothers Finance Corp. , 4.38%, 4/15/23  55
70,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  70
70,000 TRI Pointe Group Inc./TRI Pointe Homes Inc. ,
5.88%, 6/15/24  71
921,000 U.S. Treasury Note , 0.75%, 11/15/24  878
3,391,000 U.S. Treasury Note , 0.88%, 1/31/24  3,288
1,268,000 U.S. Treasury Note , 1.50%, 8/15/22 (g) 1,268
1,546,000 U.S. Treasury Note , 1.50%, 2/15/25  1,494
1,640,000 U.S. Treasury Note , 2.50%, 5/31/24  1,628
2,810,000 U.S. Treasury Note , 2.63%, 4/15/25  2,793
3,570,000 U.S. Treasury Note , 2.75%, 5/15/25  3,560
955,000 U.S. Treasury Note , 2.88%, 6/15/25  956
1,465,000 U.S. Treasury Note , 3.00%, 6/30/24  1,467
5,345,000 U.S. Treasury Note , 3.00%, 7/15/25  5,372
450,000 Vantage Data Centers Issuer LLC 2020-1A 144A,
1.65%, 9/15/45 (a) 412
Principal
or Shares Security Description
Value
(000)
75,000 VICI Properties LP , 4.38%, 5/15/25  $ 74
225,000 Vistra Operations Co. LLC 144A, 3.55%,
7/15/24 (a) 218
355,000 Volkswagen Group of America Finance LLC
144A, 0.88%, 11/22/23 (a) 342
200,000 Volkswagen Group of America Finance LLC
144A, 3.95%, 6/06/25 (a) 199
265,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 3.91%, 4/25/26 (b) 264
7,286,328 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.93%, 8/15/51 (e) 242
100,000 Westinghouse Air Brake Technologies Corp. ,
3.20%, 6/15/25  97
115,845 Westlake Automobile Receivables Trust 2019-
3A 144A, 2.49%, 10/15/24 (a) 116
240,000 Westlake Automobile Receivables Trust 2020-
1A 144A, 2.80%, 6/16/25 (a) 236
700,000 Westlake Automobile Receivables Trust 2022-
2A 144A, 3.75%, 4/15/26 (a) 696
298,500 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (a) 265
47,643
Total Bonds
(Cost - $73,230) 71,019
Commercial Paper (5%
)
700,000 ANZ New Zealand Int'l Ltd. , 1.44%,
8/15/22  (h) 699
730,000 BASF SE , 1.90%, 8/05/22  (h) 730
730,000 DBS Bank Ltd. , 2.31%, 9/08/22  (h) 728
720,000 Engie SA , 1.50%, 8/01/22  (h) 720
700,000 TransCanada PipeLines Ltd. , 1.51%, 8/02/22  (h) 700
Total Commercial Paper
(Cost - $3,578) 3,577
Investment Company (3%)
2,369,467 Payden Cash Reserves Money Market Fund*
(Cost - $2,369)  2,369
Total Investments (Cost - $79,177)  (103%)
76,965
Liabilities in excess of Other Assets ( -3% )
(2,413)
Net Assets (100%)
$ 74,552
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(c) Principal in foreign currency.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f) All or a portion of these securities are on loan. At July 31, 2022, the total market value of the Fund’s securities on loan is $337 and the total market value of the collateral held by the Fund is $347. Amounts in 000s.
(g) All or a portion of the security is pledged to cover futures contract margin requirements.
(h) Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
CAD 288
USD  224 HSBC Bank USA, N.A. 09/15/2022 $ 1
USD 1,302
CAD  1,667 HSBC Bank USA, N.A. 09/15/2022 –
USD 197
GBP  150 HSBC Bank USA, N.A. 09/15/2022 14
Net Unrealized Appreciation
$15
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
90 Day Eurodollar Future 34 Sep-23 $ 8,241 $ (186) $ (186)
U.S. Treasury 2-Year Note Future 39 Sep-22 8,208 14 14
a a
(172)
Short Contracts:
U.S. Treasury 5-Year Note Future 49 Sep-22 (5,573) (27) (27)
a a
Total Futures
$(199)